SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) Integer	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Integer	Dec. 31, 2021 USD ($)
Product Information [Line Items]
Allowance for accounts receivable	$ 143,906		$ 145,579	$ 11,926
Reserve for inventory	$ 80,000		80,000	150,000
Goodwill, impairment amount				1,337,287
Asset useful life			10 years
Total sales, percentage	3.00%		3.00%
Net revenues	$ 1,274,897	$ 995,131	$ 4,443,036	2,478,736
Advertising cost	$ 18,966	$ 52,519	$ 192,786	$ 164,052
Number of segment reporting | Integer	1		1
Cash FDIC insured amount	$ 250,000		$ 250,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	25.00%		27.00%	36.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage	18.00%		20.00%	24.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk, percentage	68.00%		34.00%	13.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk, percentage				11.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk, percentage				10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk, percentage	27.00%		31.00%	20.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk, percentage	21.00%		18.00%	14.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk, percentage				12.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%		10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Four [Member]
Product Information [Line Items]
Concentration risk, percentage				11.00%
Sales Returns and Allowances [Member]
Product Information [Line Items]
Net revenues	$ 36,400	$ 35,100	$ 134,750	$ 77,479